GUARANTEE LIABILITIES - movement of guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance of the period	¥ 2,441
Guarantee income (Note 10)	72	$ 11	¥ 207,445
Ending balance of the period	566	$ 88
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Beginning balance of the period	172		207,997
Guarantee income (Note 10)	(72)		(207,445)
Ending balance of the period	100		¥ 552
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Beginning balance of the period	2,269
Ending balance of the period	¥ 466
Minimum
GUARANTEE LIABILITIES
Guarantee term (in years)	2 years	2 years
Maximum
GUARANTEE LIABILITIES
Guarantee term (in years)	3 years	3 years